Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2017	2016

Trade creditors	$108.4	$77.2
Accrued Interest	4.8	6.3
Other creditors and accruals	60.3	43.7

Total accounts payable and accrued liabilities	$173.5	$127.2